Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to (deductions from) net assets attributed to
Net appreciation in fair value of investments	$ 88,990,486	$ 23,957,999
Investment income—interest and dividends	17,563,395	14,114,763
Net changes in investments	106,553,881	38,072,762
Interest income on notes receivable from participants	312,958	240,639
Contributions
Employees	15,630,037	14,017,023
Employer	5,847,457	5,371,286
Total contributions	21,477,494	19,388,309
Total additions	128,344,333	57,701,710
Deductions from net assets attributed to
Benefit payments	(70,135,482)	(55,133,100)
Total deductions	(70,135,482)	(55,133,100)
Net increase before mergers and transfers	58,208,851	2,568,610
Mergers and Transfers
Transfer from American Pacific Corporation 401(k) Plan	0	29,853,943
Total transfers	0	29,853,943
Net increase	58,208,851	32,422,553
At beginning of year	540,364,837	507,942,284
At end of year	$ 598,573,688	$ 540,364,837